Notes Payable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable, current		$ 71,694		$ 71,694		$ 116,386	$ 152,887
interest expense on notes payable		2,217	$ 3,858	4,679	$ 7,087	11,140	15,600
Two Insurance Policy Financing Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount						311,118	378,659
Principal repayments						152,887	225,773
Interest expense						4,878	9,436
Notes payable, current						$ 0	$ 152,887
Two Insurance Policy Financing Arrangements One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate percentage						10.30%	10.35%
Periodic interest payment						$ 9,985	$ 11,783
Principal repayments				100,166		194,732
Interest expense				3,579		6,262
Notes payable, current		16,305		16,305		$ 116,386
Two Insurance Policy Financing Arrangements Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate percentage						9.70%	10.50%
Periodic interest payment						$ 15,612	$ 19,171
Principal repayments						194,732
Interest expense						6,262
Notes payable, current						$ 116,386
Two Insurance Policy Financing Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 89,477
Interest rate percentage	10.10%
Periodic interest payment	$ 7,188
Principal repayments	$ 34,088
Interest expense				1,100
Notes payable, current		$ 55,389		$ 55,389